Revenue Recognition - Schedule of Unamortized Installation Cost and Sales Commissions (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Balance at January 1, 2020	$ 274	$ 424
Incremental costs deferred	128	513
Deferred costs recognized	(250)	(663)
Balance at June 30, 2020	152	274
Installation Cost [Member]
Balance at January 1, 2020	187
Incremental costs deferred	74
Deferred costs recognized	(157)
Balance at June 30, 2020	104	187
Sales Commissions [Member]
Balance at January 1, 2020	87
Incremental costs deferred	54
Deferred costs recognized	(93)
Balance at June 30, 2020	$ 48	$ 87